International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2025, 2024 and 2023

(Dollars in Thousands)

	2025	2024	2023
Operating activities:
Net income	$412,293	$409,167	$411,768
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense	—	625	500
Unrealized gain on equity securities with readily determinable fair values	(11)	(27)	(14)
Increase in accrued interest receivable	(2,221)	(5,948)	(2,630)
Stock compensation expense	104	214	330
Increase (decrease) in other liabilities	12,664	(1,251)	4,911
Equity in undistributed net income of subsidiaries	(253,766)	(287,668)	(240,654)
Net cash provided by operating activities	169,063	115,112	174,211
Investing activities:
Net increase in loans	(25,703)	(24,528)	(20,170)
Increase in other assets and other investments	(46,732)	(50,627)	(30,655)
Net cash used in investing activities	(72,435)	(75,155)	(50,825)
Financing activities:
Redemption of long-term debt	—	—	(25,774)
Proceeds from stock transactions	1,466	3,758	1,167
Payments of cash dividends - common	(87,061)	(82,078)	(78,247)
Purchase of treasury stock	(4,606)	(963)	(4,611)
Net cash used in financing activities	(90,201)	(79,283)	(107,465)
Increase (decrease) in cash	6,427	(39,326)	15,921
Cash at beginning of year	65,858	105,184	89,263
Cash at end of year	$72,285	$65,858	$105,184

Non-cash investing activities:
Net transfers from loans to other investments	$—	$25,551	$—